Income taxes - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Line Items]
Tax expense (income)	€ (113)	€ (103)	€ 212
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	€ 18	737	€ 81
Applicable tax rate	25.80%		25.00%	25.00%
Net deferred tax assets	€ 2,358	2,134
Deferred tax assets	2,449	2,216	€ 2,216
Deferred tax liabilities	91	83
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	1,453	12
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	355	298
Deductible temporary differences for which no deferred tax asset is recognised	45	33
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,032	2,547
Other tax liability	435	544
Not later than one year [member]
Income taxes [Line Items]
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 3	€ 1,592